Equity-Based Compensation - Summary of Activity for RSUs (Details) - RSUs - $ / shares		12 Months Ended
	Oct. 19, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balances		0
Granted	1,408,773	1,408,773
Forfeited		(30,662)
Vested		0
Ending Balances		1,378,111
Weighted-Average Grant Date Fair Value Per Share, Beginning Balances		$ 0
Weighted-Average Grant Date Fair Value Per Share, Granted		12.86
Weighted-Average Grant Date Fair Value Per Share, Forfeited		12.86
Weighted-Average Grant Date Fair Value Per Share, Vested		0
Weighted-Average Grant Date Fair Value Per Share, Ending Balances		$ 12.86